Quarterly Holdings Report
for

Fidelity® High Income Central Fund

May 31, 2021

HICII-QTLY-0721
1.861967.113

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.2%
	Principal Amount	Value
Convertible Bonds - 1.4%
Broadcasting - 0.8%
DISH Network Corp.:
2.375% 3/15/24	$10,825,000	$10,473,188
3.375% 8/15/26	8,869,000	9,152,808
		19,625,996
Energy - 0.6%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	1,500,000	288,750
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)	1,508,766	4,224,545
15% 7/15/23 (b)(c)	2,604,968	8,231,699
		12,744,994

TOTAL CONVERTIBLE BONDS		32,370,990

Nonconvertible Bonds - 84.8%
Aerospace - 2.2%
Allegheny Technologies, Inc. 5.875% 12/1/27	2,480,000	2,625,700
BBA U.S. Holdings, Inc. 4% 3/1/28 (d)	2,020,000	2,025,050
Bombardier, Inc.:
7.5% 12/1/24 (d)	4,520,000	4,633,949
7.5% 3/15/25 (d)	6,045,000	6,090,338
7.875% 4/15/27 (d)	9,105,000	9,241,575
Moog, Inc. 4.25% 12/15/27 (d)	735,000	753,375
TransDigm UK Holdings PLC 6.875% 5/15/26	5,540,000	5,844,866
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	12,885,750
7.5% 3/15/27	5,250,000	5,599,650
Wolverine Escrow LLC 8.5% 11/15/24 (d)	1,627,000	1,590,393
		51,290,646
Air Transportation - 0.4%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	2,190,000	2,326,875
United Airlines, Inc. 4.625% 4/15/29 (d)	2,980,000	3,078,772
Western Global Airlines LLC 10.375% 8/15/25 (d)	2,660,000	3,002,475
		8,408,122
Automotive & Auto Parts - 1.9%
Dana, Inc.:
4.25% 9/1/30	1,400,000	1,444,240
5.625% 6/15/28	2,450,000	2,643,234
Ford Motor Co.:
9% 4/22/25	4,865,000	5,943,911
9.625% 4/22/30	1,730,000	2,408,714
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,947,500
3.375% 11/13/25	1,645,000	1,684,151
4% 11/13/30	1,645,000	1,677,801
5.125% 6/16/25	7,810,000	8,547,069
5.596% 1/7/22	6,085,000	6,234,965
General Motors Financial Co., Inc.:
4.25% 5/15/23	615,000	656,821
5.2% 3/20/23	24,000	25,948
LCM Investments Holdings 4.875% 5/1/29 (d)	2,600,000	2,670,096
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	1,770,000	1,825,313
Real Hero Merger Sub 2 6.25% 2/1/29 (d)	685,000	708,290
The Goodyear Tire & Rubber Co. 5% 7/15/29 (d)	2,585,000	2,636,183
Winnebago Industries, Inc. 6.25% 7/15/28 (d)	2,075,000	2,251,375
		43,305,611
Banks & Thrifts - 1.8%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	23,370
8% 11/1/31	11,003,000	15,168,639
8% 11/1/31	14,228,000	20,097,667
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	7,280,000	7,352,800
		42,642,476
Broadcasting - 1.7%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)(e)	2,590,000	2,583,266
7.75% 4/15/28 (d)	1,370,000	1,403,497
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	2,515,000	1,861,075
Entercom Media Corp.:
6.5% 5/1/27 (d)	1,270,000	1,295,400
6.75% 3/31/29 (d)	1,770,000	1,798,763
iHeartCommunications, Inc.:
6.375% 5/1/26	46,387	49,551
8.375% 5/1/27	84,077	89,904
9% 5/15/22 (a)(c)	780,000	0
Netflix, Inc.:
4.875% 6/15/30 (d)	1,600,000	1,844,000
5.875% 11/15/28	2,195,000	2,655,950
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)	2,755,000	2,913,413
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)	2,170,000	2,110,325
5.375% 1/15/31 (d)	1,130,000	1,131,413
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	2,215,000	2,286,988
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)	3,430,000	3,438,575
5% 8/1/27 (d)	5,295,000	5,533,275
Tegna, Inc. 5% 9/15/29	2,100,000	2,149,875
Univision Communications, Inc. 6.625% 6/1/27 (d)	5,150,000	5,568,438
		38,713,708
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	505,000	526,311
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (d)(f)	2,640,000	2,739,000
Gypsum Management & Supply, Inc. 4.625% 5/1/29 (d)	2,170,000	2,183,563
SRS Distribution, Inc.:
4.625% 7/1/28 (d)(e)	1,825,000	1,841,790
6.125% 7/1/29 (d)(e)	1,005,000	1,025,100
The Hillman Group, Inc. 6.375% 7/15/22 (d)	510,000	510,357
U.S. Concrete, Inc. 6.375% 6/1/24	142,000	144,947
Victors Merger Corp. 6.375% 5/15/29 (d)	3,465,000	3,442,737
		12,413,805
Cable/Satellite TV - 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (d)	3,095,000	3,153,898
4.5% 6/1/33 (d)	4,415,000	4,405,243
4.75% 3/1/30 (d)	5,200,000	5,392,985
5% 2/1/28 (d)	12,055,000	12,612,544
5.125% 5/1/27 (d)	8,920,000	9,321,400
CSC Holdings LLC:
3.375% 2/15/31 (d)	3,305,000	3,081,913
4.125% 12/1/30 (d)	2,590,000	2,531,207
4.5% 11/15/31 (d)	2,175,000	2,165,843
4.625% 12/1/30 (d)	5,895,000	5,711,666
5% 11/15/31 (d)	2,290,000	2,271,703
5.375% 2/1/28 (d)	8,195,000	8,614,994
5.75% 1/15/30 (d)	3,690,000	3,851,622
5.875% 9/15/22	805,000	843,238
7.5% 4/1/28 (d)	4,545,000	4,976,775
DISH DBS Corp.:
5.875% 11/15/24	2,370,000	2,524,050
6.75% 6/1/21	1,122,000	1,122,000
7.75% 7/1/26	2,315,000	2,629,724
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	6,820,000	6,888,200
6.5% 9/15/28 (d)	5,050,000	5,188,875
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	8,600,000	9,055,800
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	1,155,000	1,172,325
6% 1/15/27 (d)	4,760,000	4,981,959
Ziggo BV:
4.875% 1/15/30 (d)	1,730,000	1,772,818
5.5% 1/15/27 (d)	6,096,000	6,316,980
		110,587,762
Chemicals - 3.6%
Avient Corp. 5.75% 5/15/25 (d)	1,970,000	2,083,275
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	2,445,000	2,561,138
CF Industries Holdings, Inc.:
5.15% 3/15/34	4,430,000	5,226,071
5.375% 3/15/44	8,820,000	10,297,350
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (d)(f)(g)	8,045,000	7,945,708
6.5% 5/15/26 (d)	8,310,000	8,351,550
6.875% 6/15/25 (d)	5,995,000	6,030,790
GrafTech Finance, Inc. 4.625% 12/15/28 (d)	2,290,000	2,343,357
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	535,000	543,694
7% 12/31/27 (d)	680,000	691,900
Nouryon Holding BV 8% 10/1/26 (d)	945,000	998,156
NOVA Chemicals Corp. 4.25% 5/15/29 (d)	2,650,000	2,656,784
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)	2,630,000	2,610,275
6.625% 5/1/29 (d)	1,755,000	1,741,838
The Chemours Co. LLC:
5.375% 5/15/27	10,220,000	10,988,544
5.75% 11/15/28 (d)	6,595,000	7,049,132
7% 5/15/25	4,629,000	4,756,992
Tronox, Inc. 4.625% 3/15/29 (d)	2,210,000	2,263,703
Valvoline, Inc. 4.25% 2/15/30 (d)	1,600,000	1,632,000
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)	3,255,000	3,425,888
		84,198,145
Consumer Products - 0.9%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,708,500
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	1,775,000	1,730,625
Magic MergerCo, Inc.:
5.25% 5/1/28 (d)	2,370,000	2,399,625
7.875% 5/1/29 (d)	3,590,000	3,668,047
Mattel, Inc.:
3.375% 4/1/26 (d)	745,000	772,193
3.75% 4/1/29 (d)	745,000	762,671
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	1,460,000	1,419,835
Tempur Sealy International, Inc. 4% 4/15/29 (d)	2,345,000	2,349,713
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)	1,495,000	1,475,984
TKC Holdings, Inc. 10.5% 5/15/29 (d)	2,545,000	2,676,780
TripAdvisor, Inc. 7% 7/15/25 (d)	1,670,000	1,797,338
		20,761,311
Containers - 1.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)	2,525,000	2,635,595
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (d)	7,225,000	7,288,219
Berry Global, Inc.:
4.5% 2/15/26 (d)	2,862,000	2,929,973
4.875% 7/15/26 (d)	1,355,000	1,431,219
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 11/1/25 (d)	1,685,000	1,707,958
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)	2,080,000	2,094,893
7.875% 7/15/26 (d)	275,000	285,841
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	1,430,000	1,525,810
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	985,000	1,017,013
OI European Group BV 4% 3/15/23 (d)	1,595,000	1,640,856
Plastipak Holdings, Inc. 6.25% 10/15/25 (d)	730,000	747,338
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,510,000	1,574,175
		24,878,890
Diversified Financial Services - 1.9%
Altice France Holding SA 10.5% 5/15/27 (d)	4,240,000	4,740,320
Diamond Sports Group LLC/Diamond Sports Finance Co. 6.625% 8/15/27 (d)	3,500,000	2,000,355
FLY Leasing Ltd. 5.25% 10/15/24	5,240,000	5,351,350
Hightower Holding LLC 6.75% 4/15/29 (d)	970,000	984,657
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,292,730
5.25% 5/15/27 (d)	2,645,000	2,711,125
5.25% 5/15/27	3,325,000	3,408,125
6.25% 5/15/26	4,480,000	4,735,898
6.375% 12/15/25	1,740,000	1,794,375
MSCI, Inc.:
4% 11/15/29 (d)	5,785,000	6,000,028
5.375% 5/15/27 (d)	1,070,000	1,139,796
Onemain Finance Corp.:
7.125% 3/15/26	3,460,000	4,026,575
8.875% 6/1/25	3,325,000	3,661,656
Quicken Loans LLC 5.25% 1/15/28 (d)	1,710,000	1,788,010
		44,635,000
Diversified Media - 0.8%
Allen Media LLC 10.5% 2/15/28 (d)	6,230,000	6,603,800
Lamar Media Corp. 4.875% 1/15/29	1,980,000	2,083,950
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (d)	1,645,000	1,690,238
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (d)	2,530,000	2,675,475
5.875% 10/1/30 (d)	2,530,000	2,732,400
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	3,285,000	3,514,950
		19,300,813
Energy - 13.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	785,000	806,038
5.75% 1/15/28 (d)	2,220,000	2,283,137
Antero Resources Corp. 7.625% 2/1/29 (d)	2,160,000	2,376,000
Apache Corp.:
4.625% 11/15/25	2,475,000	2,626,544
4.875% 11/15/27	5,780,000	6,069,000
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (d)	2,475,000	2,568,803
6.875% 4/1/27 (d)	700,000	742,000
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,235,000	1,241,175
Baytex Energy Corp. 5.625% 6/1/24 (d)	830,000	805,100
California Resources Corp. 7.125% 2/1/26 (d)	3,735,000	3,865,725
Cheniere Energy Partners LP 5.625% 10/1/26	2,155,000	2,243,894
Cheniere Energy, Inc. 4.625% 10/15/28 (d)	8,250,000	8,662,500
Chesapeake Energy Corp.:
5.5% 2/1/26 (d)	4,375,000	4,615,625
5.875% 2/1/29 (d)	2,185,000	2,355,889
Citgo Holding, Inc. 9.25% 8/1/24 (d)	2,625,000	2,690,625
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	2,610,000	2,675,250
7% 6/15/25 (d)	6,180,000	6,427,200
CNX Midstream Partners LP 6.5% 3/15/26 (d)	1,030,000	1,075,063
CNX Resources Corp. 6% 1/15/29 (d)	1,185,000	1,264,988
Comstock Resources, Inc.:
6.75% 3/1/29 (d)	3,485,000	3,642,522
7.5% 5/15/25 (d)	2,725,000	2,820,375
9.75% 8/15/26	6,854,000	7,441,388
Continental Resources, Inc.:
4.5% 4/15/23	80,000	83,520
5.75% 1/15/31 (d)	3,295,000	3,866,781
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,070,812
6% 2/1/29 (d)	7,210,000	7,462,350
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	830,000	853,713
CVR Energy, Inc.:
5.25% 2/15/25 (d)	4,990,000	4,990,000
5.75% 2/15/28 (d)	4,990,000	5,002,475
DCP Midstream Operating LP:
5.375% 7/15/25	4,985,000	5,460,569
5.85% 5/21/43 (d)(f)	3,410,000	3,120,150
Delek Logistics Partners LP 7.125% 6/1/28 (d)	1,520,000	1,569,400
DT Midstream, Inc.:
4.125% 6/15/29 (d)(e)	2,545,000	2,554,111
4.375% 6/15/31 (d)(e)	2,545,000	2,557,980
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)	4,185,000	4,425,972
6.625% 7/15/25(d)	2,455,000	2,602,668
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,060,000	1,103,407
EQT Corp.:
3.125% 5/15/26 (d)	1,720,000	1,753,927
3.625% 5/15/31 (d)	1,720,000	1,771,488
5% 1/15/29	2,500,000	2,774,975
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	799,943
Harvest Midstream I LP 7.5% 9/1/28 (d)	5,565,000	5,982,375
Hess Midstream Partners LP:
5.125% 6/15/28 (d)	2,905,000	3,047,926
5.625% 2/15/26 (d)	6,900,000	7,152,954
Indigo Natural Resources LLC 5.375% 2/1/29 (d)	4,415,000	4,427,053
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,685,000	1,731,825
MEG Energy Corp.:
5.875% 2/1/29 (d)	4,235,000	4,404,400
7.125% 2/1/27 (d)	4,990,000	5,351,775
Murphy Oil Corp. 5.875% 12/1/27	1,480,000	1,527,212
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	3,482,680
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	1,065,000	1,090,049
New Fortress Energy, Inc. 6.75% 9/15/25 (d)	2,500,000	2,537,250
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	7,325,000	7,622,358
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	600,000	249,750
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)	3,455,000	3,619,458
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	752,400
4.4% 4/15/46	1,750,000	1,502,935
4.5% 7/15/44	815,000	704,975
5.55% 3/15/26	2,985,000	3,186,488
5.875% 9/1/25	1,665,000	1,804,111
6.125% 1/1/31	6,260,000	6,943,279
6.2% 3/15/40	980,000	1,033,900
6.375% 9/1/28	2,500,000	2,780,200
6.45% 9/15/36	1,717,000	1,934,063
6.6% 3/15/46	2,590,000	2,832,916
6.625% 9/1/30	8,330,000	9,545,514
6.95% 7/1/24	2,770,000	3,074,700
7.5% 5/1/31	10,215,000	12,149,823
8.875% 7/15/30	6,715,000	8,607,959
Pacific Drilling SA 12% 4/1/24 pay-in-kind (a)(c)(d)(f)	163,394	6,536
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,755,000	4,244,313
7.25% 6/15/25	2,085,000	1,695,105
9.25% 5/15/25 (d)	6,375,000	6,534,375
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	3,920,244
Pride International, Inc. 7.875% 8/15/40 (a)(c)	2,554,000	434,180
Rattler Midstream LP 5.625% 7/15/25 (d)	2,305,000	2,397,200
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)	1,000,000	1,040,300
SM Energy Co.:
5% 1/15/24	2,930,000	2,846,935
5.625% 6/1/25	3,115,000	2,983,547
6.625% 1/15/27	1,145,000	1,147,588
6.75% 9/15/26	805,000	803,390
Southwestern Energy Co. 8.375% 9/15/28	2,500,000	2,770,150
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	3,905,000	4,070,963
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)	2,280,000	2,265,271
5.5% 2/15/26	1,885,000	1,942,304
6% 4/15/27	5,495,000	5,742,275
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	1,640,000	1,667,978
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)	2,370,000	2,417,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (d)	2,430,000	2,539,350
5.5% 3/1/30	2,470,000	2,668,588
5.875% 4/15/26	3,295,000	3,451,513
6.5% 7/15/27	1,275,000	1,381,781
6.875% 1/15/29	2,255,000	2,503,174
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	2,485,820	2,367,544
Transocean, Inc. 11.5% 1/30/27 (d)	2,403,000	2,387,981
Tullow Oil PLC 10.25% 5/15/26 (d)	7,345,000	7,546,988
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (a)(c)	1,706,837	85,342
Valaris PLC:
4.5% 10/1/24 (a)(c)	4,290,000	429,000
5.2% 3/15/25 (a)(c)	2,980,000	298,000
5.75% 10/1/44 (a)(c)	1,156,000	115,600
7.75% 2/1/26 (a)(c)	2,135,000	213,500
Vine Energy Holdings LLC 6.75% 4/15/29 (d)	2,260,000	2,288,250
Viper Energy Partners LP 5.375% 11/1/27 (d)	1,105,000	1,149,200
W&T Offshore, Inc. 9.75% 11/1/23 (d)	1,550,000	1,364,000
		311,923,275
Environmental - 0.6%
Darling Ingredients, Inc. 5.25% 4/15/27 (d)	2,760,000	2,884,200
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	9,895,000	9,895,000
Stericycle, Inc. 3.875% 1/15/29 (d)	1,645,000	1,640,888
		14,420,088
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	1,655,000	1,587,145
4.625% 1/15/27 (d)	4,615,000	4,776,525
4.875% 2/15/30 (d)	6,890,000	7,180,758
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	1,605,000	1,577,234
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	960,000	933,197
Performance Food Group, Inc. 5.5% 6/1/24 (d)	1,550,000	1,555,069
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	2,200,000	2,302,300
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)(f)	603,781	585,668
		20,497,896
Food/Beverage/Tobacco - 2.5%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,905,000	1,818,704
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)	1,465,000	1,510,262
7.5% 4/15/25 (d)	450,000	468,234
Del Monte Foods, Inc. 11.875% 5/15/25 (d)	3,785,000	4,333,030
JBS U.S.A. Food Co. 5.75% 1/15/28 (d)	2,330,000	2,466,911
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)	6,150,000	6,726,563
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	4,395,000	4,834,544
6.5% 4/15/29 (d)	3,640,000	4,081,350
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,918,000	2,119,390
Kraft Heinz Foods Co.:
4.375% 6/1/46	645,000	691,664
4.875% 10/1/49	3,225,000	3,706,179
5.5% 6/1/50	855,000	1,064,272
Lamb Weston Holdings, Inc. 4.875% 11/1/26 (d)	320,000	331,472
Performance Food Group, Inc.:
5.5% 10/15/27 (d)	5,775,000	6,024,365
6.875% 5/1/25 (d)	995,000	1,060,919
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)	3,045,000	3,079,409
Post Holdings, Inc.:
4.5% 9/15/31 (d)	1,475,000	1,458,406
4.625% 4/15/30 (d)	3,690,000	3,711,070
5.75% 3/1/27 (d)	800,000	836,120
Simmons Foods, Inc. 4.625% 3/1/29 (d)	1,455,000	1,473,188
TreeHouse Foods, Inc. 4% 9/1/28	860,000	855,193
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	1,080,000	1,082,916
U.S. Foods, Inc. 4.75% 2/15/29 (d)	3,100,000	3,092,250
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,810,000	1,938,836
		58,765,247
Gaming - 3.7%
Affinity Gaming LLC 6.875% 12/15/27 (d)	890,000	945,349
Bally's Corp. 6.75% 6/1/27 (d)	3,365,000	3,578,442
Boyd Gaming Corp.:
4.75% 12/1/27	300,000	306,717
4.75% 6/15/31 (d)(e)	2,445,000	2,470,184
6% 8/15/26	680,000	706,792
6.375% 4/1/26	960,000	991,872
8.625% 6/1/25 (d)	6,000,000	6,600,000
Caesars Entertainment, Inc. 8.125% 7/1/27 (d)	12,765,000	14,168,256
Caesars Resort Collection LLC 5.25% 10/15/25 (d)	9,185,000	9,261,327
Chukchansi Economic Development Authority 8% 4/15/28 (c)(d)	909,677	815,298
Downstream Development Authority of The Qua 10.5% 2/15/23 (d)	1,075,000	1,120,688
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	935,000	996,944
Golden Nugget, Inc. 6.75% 10/15/24 (d)	7,570,000	7,640,250
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,557,868
4.625% 6/15/25 (d)	5,180,000	5,490,800
MGM Resorts International:
5.5% 4/15/27	1,802,000	1,954,954
6.75% 5/1/25	3,350,000	3,591,334
7.75% 3/15/22	660,000	690,525
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	3,010,000	3,219,195
Station Casinos LLC:
4.5% 2/15/28 (d)	35,000	35,385
5% 10/1/25 (d)	2,832,000	2,888,640
Studio City Finance Ltd. 6.5% 1/15/28 (d)	5,015,000	5,391,125
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)	3,915,000	3,836,700
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (d)	4,675,000	5,025,812
		86,284,457
Healthcare - 8.1%
Akumin, Inc. 7% 11/1/25 (d)	4,155,000	4,290,038
Avantor Funding, Inc. 4.625% 7/15/28 (d)	3,345,000	3,481,509
Bausch Health Companies, Inc.:
7.25% 5/30/29 (d)	1,055,000	1,089,288
9% 12/15/25 (d)	1,775,000	1,900,848
Catalent Pharma Solutions 5% 7/15/27 (d)	825,000	860,475
Centene Corp.:
3% 10/15/30	2,505,000	2,505,000
3.375% 2/15/30	2,690,000	2,716,900
4.25% 12/15/27	3,475,000	3,648,750
4.625% 12/15/29	3,825,000	4,128,820
5.375% 6/1/26 (d)	4,775,000	4,974,118
5.375% 8/15/26 (d)	1,775,000	1,857,094
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	740,000	737,225
4% 3/15/31 (d)	2,080,000	2,108,600
4.25% 5/1/28 (d)	735,000	754,294
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,885,000	2,828,771
5.625% 3/15/27 (d)	2,430,000	2,545,425
6% 1/15/29 (d)	2,415,000	2,526,971
6.125% 4/1/30 (d)	3,930,000	3,913,298
6.875% 4/15/29 (d)	2,815,000	2,873,439
8% 3/15/26 (d)	12,925,000	13,834,532
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,000,000	4,100,000
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,495,000	2,392,081
4.625% 6/1/30 (d)	6,965,000	7,103,534
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,799,800
HCA Holdings, Inc.:
5.375% 2/1/25	6,835,000	7,646,656
5.875% 5/1/23	1,150,000	1,249,487
5.875% 2/15/26	5,470,000	6,249,475
5.875% 2/1/29	1,355,000	1,590,431
Hologic, Inc. 3.25% 2/15/29 (d)	2,525,000	2,461,875
IQVIA, Inc.:
5% 10/15/26 (d)	1,750,000	1,815,625
5% 5/15/27 (d)	1,385,000	1,450,234
Jazz Securities DAC 4.375% 1/15/29 (d)	1,980,000	2,036,390
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	2,430,000	2,475,563
4.375% 6/15/28 (d)	1,835,000	1,892,344
Organon Finance 1 LLC:
4.125% 4/30/28 (d)	3,005,000	3,035,050
5.125% 4/30/31 (d)	2,995,000	3,073,259
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (d)	609,000	662,288
7.375% 6/1/25 (d)	1,296,000	1,388,411
Radiology Partners, Inc. 9.25% 2/1/28 (d)	6,340,000	6,950,225
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	2,295,000	2,369,588
Sabra Health Care LP 3.9% 10/15/29	2,643,000	2,747,054
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)	250,000	254,063
10% 4/15/27 (d)	4,955,000	5,413,338
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)(e)	8,520,000	8,516,848
5.125% 5/1/25	12,665,000	12,838,511
6.125% 10/1/28 (d)	10,860,000	11,365,533
6.75% 6/15/23	10,590,000	11,506,035
6.875% 11/15/31	330,000	369,188
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)	2,160,000	2,248,301
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)	5,560,000	6,004,800
Vizient, Inc. 6.25% 5/15/27 (d)	680,000	719,100
		190,300,482
Homebuilders/Real Estate - 1.8%
Arcosa, Inc. 4.375% 4/15/29 (d)	1,425,000	1,432,980
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (d)	40,000	42,800
9.875% 4/1/27 (d)	2,127,000	2,398,193
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	2,243,480
5% 3/1/31	2,190,000	2,239,790
M/I Homes, Inc. 5.625% 8/1/25	480,000	495,600
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	5,005,000	5,267,763
New Home Co., Inc. 7.25% 10/15/25 (d)	1,685,000	1,794,525
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)	1,225,000	1,279,843
7.625% 6/15/25 (d)	1,225,000	1,327,594
Service Properties Trust 7.5% 9/15/25	4,355,000	4,868,126
Starwood Property Trust, Inc.:
4.75% 3/15/25	2,420,000	2,523,576
5% 12/15/21	865,000	870,683
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (d)	2,945,000	3,257,906
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	870,525
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	2,035,000	2,016,705
6.5% 2/15/29 (d)	3,300,000	3,267,000
VICI Properties, Inc.:
3.75% 2/15/27 (d)	1,965,000	1,987,106
4.125% 8/15/30 (d)	2,575,000	2,614,655
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	1,185,000	1,229,082
		42,027,932
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	1,470,000	1,438,505
3.75% 5/1/29 (d)	1,650,000	1,654,125
4% 5/1/31 (d)	1,650,000	1,664,009
5.375% 5/1/25 (d)	3,525,000	3,710,979
NCL Finance Ltd. 6.125% 3/15/28 (d)	910,000	948,675
		9,416,293
Insurance - 1.4%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)	9,401,000	9,589,020
10.125% 8/1/26 (d)	2,450,000	2,756,250
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)	9,895,000	10,216,588
AmWINS Group, Inc. 7.75% 7/1/26 (d)	4,490,000	4,765,619
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,445,000	1,434,163
HUB International Ltd. 7% 5/1/26 (d)	1,395,000	1,448,010
USI, Inc. 6.875% 5/1/25 (d)	3,250,000	3,298,750
		33,508,400
Leisure - 1.4%
Carnival Corp.:
5.75% 3/1/27 (d)	5,135,000	5,455,938
9.875% 8/1/27 (d)	4,130,000	4,843,292
10.5% 2/1/26 (d)	2,400,000	2,830,512
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)(e)	3,405,000	3,375,717
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	735,000	766,238
10.25% 2/1/26 (d)	5,185,000	6,053,488
POWDR Corp. 6% 8/1/25 (d)	1,615,000	1,699,788
Royal Caribbean Cruises Ltd. 11.5% 6/1/25 (d)	2,010,000	2,326,575
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)	2,115,000	2,283,291
Vail Resorts, Inc. 6.25% 5/15/25 (d)	1,435,000	1,524,688
Viking Cruises Ltd. 13% 5/15/25 (d)	2,135,000	2,492,613
		33,652,140
Metals/Mining - 1.8%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)	2,670,000	2,730,075
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(c)	1,099,000	0
Arconic Rolled Products Corp. 6% 5/15/25 (d)	1,520,000	1,623,071
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	1,465,000	1,508,042
4.875% 3/1/31 (d)	1,465,000	1,497,933
Constellium NV 5.875% 2/15/26 (d)	1,240,000	1,273,058
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	5,275,000	5,510,067
6.875% 10/15/27 (d)	8,465,000	9,237,431
7.5% 4/1/25 (d)	2,320,000	2,405,985
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)	1,615,000	1,687,352
5.125% 5/15/24 (d)	770,000	839,700
Freeport-McMoRan, Inc.:
4.625% 8/1/30	2,510,000	2,754,725
5.4% 11/14/34	1,070,000	1,268,287
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,745,800
HudBay Minerals, Inc. 6.125% 4/1/29 (d)	4,755,000	4,968,975
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)	2,115,000	2,339,190
		41,389,691
Paper - 0.4%
Berry Global, Inc. 5.625% 7/15/27 (d)	1,110,000	1,177,277
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	3,315,000	3,474,120
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)(e)	1,430,000	1,444,300
Mercer International, Inc. 5.125% 2/1/29 (d)	2,220,000	2,286,600
SPA Holdings 3 OY 4.875% 2/4/28 (d)	1,770,000	1,781,063
		10,163,360
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	1,170,000	1,220,837
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,635,000	7,396,406
CEC Entertainment LLC 6.75% 5/1/26 (d)	2,250,000	2,272,455
Golden Nugget, Inc. 8.75% 10/1/25 (d)	1,230,000	1,296,961
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (d)	1,325,000	1,401,850
Yum! Brands, Inc.:
4.625% 1/31/32	2,585,000	2,701,403
7.75% 4/1/25 (d)	785,000	853,688
		15,922,763
Services - 4.4%
ADT Corp. 4.875% 7/15/32 (d)	1,075,000	1,109,938
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	2,940,000	2,936,884
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	1,050,000	1,064,826
APX Group, Inc. 7.625% 9/1/23	3,335,000	3,435,050
Aramark Services, Inc. 6.375% 5/1/25 (d)	3,410,000	3,623,125
Ascend Learning LLC:
6.875% 8/1/25 (d)	110,000	112,063
6.875% 8/1/25 (d)	1,055,000	1,074,781
ASGN, Inc. 4.625% 5/15/28 (d)	5,875,000	6,110,000
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	1,992,000	1,994,032
4.625% 6/1/28 (d)	1,328,000	1,320,298
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)	1,470,000	1,528,800
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,405,000	2,406,605
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	14,220,000	14,539,950
CoreCivic, Inc.:
4.625% 5/1/23	255,000	252,450
8.25% 4/15/26	3,735,000	3,643,866
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	9,979,000	10,453,003
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	4,110,000	3,975,110
Hertz Corp.:
5.5% 10/15/24 (a)(d)	3,155,000	3,274,811
6% 1/15/28 (a)(d)	3,900,000	4,163,250
6.25% 10/15/22 (a)	2,880,000	2,995,200
7.125% 8/1/26 (a)(d)	3,980,000	4,248,650
IAA Spinco, Inc. 5.5% 6/15/27 (d)	1,115,000	1,171,832
IHS Markit Ltd.:
4% 3/1/26 (d)	400,000	442,340
4.75% 2/15/25 (d)	955,000	1,071,176
5% 11/1/22 (d)	200,000	209,853
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	810,000	826,200
Laureate Education, Inc. 8.25% 5/1/25 (d)	2,272,000	2,365,606
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (d)	830,000	855,066
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	2,500,000	2,693,750
Service Corp. International 5.125% 6/1/29	1,845,000	1,997,028
Sotheby's 7.375% 10/15/27 (d)	3,160,000	3,381,200
Tempo Acquisition LLC 6.75% 6/1/25 (d)	3,310,000	3,369,911
The GEO Group, Inc.:
5.125% 4/1/23	1,665,000	1,398,600
5.875% 10/15/24	685,000	498,338
6% 4/15/26	6,055,000	3,640,054
Uber Technologies, Inc. 6.25% 1/15/28 (d)	2,145,000	2,313,919
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,640,000	1,708,388
		102,205,953
Steel - 0.3%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	1,110,938
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	5,780,000	6,011,200
		7,122,138
Super Retail - 1.3%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	701,757
4.75% 3/1/30	680,000	710,600
Carvana Co.:
5.5% 4/15/27 (d)	3,045,000	3,141,374
5.875% 10/1/28 (d)	2,505,000	2,627,119
EG Global Finance PLC:
6.75% 2/7/25 (d)	12,050,000	12,311,485
8.5% 10/30/25 (d)	2,520,000	2,658,600
L Brands, Inc. 6.625% 10/1/30 (d)	5,045,000	5,766,435
Party City Holdings, Inc. 8.75% 2/15/26 (d)	1,085,000	1,148,744
Rent-A-Center, Inc. 6.375% 2/15/29 (d)	695,000	743,650
Sonic Automotive, Inc. 6.125% 3/15/27	1,680,000	1,755,600
		31,565,364
Technology - 3.7%
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	1,580,000	1,552,350
6.125% 12/1/28 (d)	555,000	567,488
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)	5,485,000	5,807,244
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,675,000	2,631,531
Camelot Finance SA 4.5% 11/1/26 (d)	2,285,000	2,367,831
CDK Global, Inc.:
4.875% 6/1/27	460,000	485,268
5.25% 5/15/29 (d)	1,305,000	1,407,912
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	3,089,500
Endurance Acquisition Merger Sub 6% 2/15/29 (d)	1,460,000	1,401,600
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)	2,235,000	2,335,575
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	2,530,000	2,565,673
Match Group Holdings II LLC:
4.125% 8/1/30 (d)	2,335,000	2,322,508
5% 12/15/27 (d)	1,235,000	1,292,119
5.625% 2/15/29 (d)	2,035,000	2,179,994
NCR Corp. 5.125% 4/15/29 (d)	1,775,000	1,820,973
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,450,000	1,624,000
NortonLifeLock, Inc. 5% 4/15/25 (d)	6,075,000	6,140,003
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,088,820
ON Semiconductor Corp. 3.875% 9/1/28 (d)	3,110,000	3,156,650
Open Text Corp. 5.875% 6/1/26 (d)	4,510,000	4,639,843
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	3,095,000	3,106,606
Qorvo, Inc. 4.375% 10/15/29	5,505,000	5,999,900
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	1,430,000	1,443,013
Sensata Technologies BV 4% 4/15/29 (d)	2,480,000	2,484,464
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (d)	5,785,000	5,936,914
Square, Inc.:
2.75% 6/1/26 (d)	2,555,000	2,575,696
3.5% 6/1/31 (d)	2,555,000	2,554,847
Synaptics, Inc. 4% 6/15/29 (d)	1,210,000	1,200,574
TTM Technologies, Inc. 4% 3/1/29 (d)	2,215,000	2,190,081
Twilio, Inc.:
3.625% 3/15/29	1,725,000	1,735,109
3.875% 3/15/31	1,805,000	1,834,079
Uber Technologies, Inc. 7.5% 5/15/25 (d)	5,010,000	5,408,295
Unisys Corp. 6.875% 11/1/27 (d)	1,425,000	1,555,031
VeriSign, Inc. 4.625% 5/1/23	695,000	695,952
		87,197,443
Telecommunications - 7.9%
Altice Financing SA:
5% 1/15/28 (d)	2,375,000	2,356,879
7.5% 5/15/26 (d)	4,470,000	4,647,403
Altice France SA:
5.125% 1/15/29 (d)	2,270,000	2,247,300
5.125% 7/15/29 (d)	4,510,000	4,471,485
5.5% 1/15/28 (d)	4,825,000	4,935,927
7.375% 5/1/26 (d)	2,553,000	2,654,916
8.125% 2/1/27 (d)	4,475,000	4,877,750
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)	9,965,000	10,612,725
7.5% 10/15/26 (d)	4,940,000	5,187,000
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	1,280,000	1,245,254
5.625% 9/15/28 (d)	1,010,000	1,016,818
Cogent Communications Group, Inc.:
3.5% 5/1/26 (d)	1,700,000	1,726,792
5.375% 3/1/22 (d)	677,000	688,848
Consolidated Communications, Inc. 5% 10/1/28 (d)	1,320,000	1,343,100
Equinix, Inc. 5.375% 5/15/27	1,410,000	1,511,902
Frontier Communications Corp.:
5% 5/1/28 (d)	2,480,000	2,542,000
5.875% 10/15/27 (d)	2,440,000	2,592,500
6.75% 5/1/29 (d)	2,795,000	2,922,396
Frontier Communications Holdings LLC 5.875% 11/1/29	615,475	619,460
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (a)	7,570,000	4,409,525
8.5% 10/15/24 (a)(d)	2,965,000	1,757,356
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	2,520,000	2,585,722
6.75% 10/15/27 (d)	5,250,000	5,637,975
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)	3,850,000	3,712,170
4.25% 7/1/28 (d)	3,420,000	3,427,353
4.625% 9/15/27 (d)	7,220,000	7,416,131
Lumen Technologies, Inc.:
4% 2/15/27 (d)	4,225,000	4,277,813
5.125% 12/15/26 (d)	5,000,000	5,179,688
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)	790,000	781,760
Qwest Corp.:
6.75% 12/1/21	500,000	513,750
7.25% 9/15/25	545,000	645,825
Sable International Finance Ltd. 5.75% 9/7/27 (d)	5,516,000	5,812,209
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	1,820,000	2,129,400
SBA Communications Corp. 3.875% 2/15/27	9,320,000	9,529,700
Sprint Capital Corp.:
6.875% 11/15/28	1,770,000	2,214,376
8.75% 3/15/32	33,750,000	50,034,324
T-Mobile U.S.A., Inc. 3.5% 4/15/31	1,775,000	1,805,086
Telecom Italia Capital SA:
6% 9/30/34	510,000	563,550
6.375% 11/15/33	285,000	329,175
Telecom Italia SpA 5.303% 5/30/24 (d)	2,020,000	2,196,750
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)	1,735,000	1,650,419
ViaSat, Inc. 5.625% 9/15/25 (d)	1,070,000	1,093,540
Windstream Escrow LLC 7.75% 8/15/28 (d)	3,530,000	3,607,272
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,835,000	3,748,713
6.125% 3/1/28 (d)	2,115,000	2,153,028
		185,413,065
Textiles/Apparel - 0.1%
Crocs, Inc. 4.25% 3/15/29 (d)	1,490,000	1,506,316
Transportation Ex Air/Rail - 1.7%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (d)	9,000	9,583
4.375% 5/1/26 (d)	7,000	7,546
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	1,395,000	1,421,156
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	6,980,000	5,648,146
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	13,390,000	11,414,975
11.25% 8/15/22 (d)	3,540,000	3,420,525
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)	5,110,000	5,632,178
Seaspan Corp. 6.5% 4/29/26 (d)	2,100,000	2,136,750
Teekay Corp. 9.25% 11/15/22 (d)	1,990,000	2,029,800
XPO Logistics, Inc. 6.25% 5/1/25 (d)	7,625,000	8,153,565
		39,874,224
Utilities - 6.8%
Clearway Energy Operating LLC:
4.75% 3/15/28 (d)	5,885,000	6,083,619
5% 9/15/26	1,455,000	1,498,650
DCP Midstream Operating LP:
5.125% 5/15/29	4,715,000	5,082,299
5.625% 7/15/27	2,205,000	2,425,500
DPL, Inc.:
4.125% 7/1/25	7,280,000	7,780,500
4.35% 4/15/29	9,480,000	10,285,800
InterGen NV 7% 6/30/23 (d)	30,215,000	29,785,343
NextEra Energy Partners LP:
4.25% 9/15/24 (d)	334,000	351,919
4.5% 9/15/27 (d)	980,000	1,065,848
NRG Energy, Inc.:
3.375% 2/15/29 (d)	1,145,000	1,104,335
3.625% 2/15/31 (d)	2,270,000	2,176,363
5.25% 6/15/29 (d)	3,050,000	3,202,500
5.75% 1/15/28	2,190,000	2,321,181
6.625% 1/15/27	2,945,000	3,056,292
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	5,945,515	6,361,701
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	311,453
3.95% 12/1/47	2,495,000	2,226,928
4.55% 7/1/30	16,150,000	16,988,700
4.95% 7/1/50	23,225,000	23,479,676
PG&E Corp.:
5% 7/1/28	3,405,000	3,387,975
5.25% 7/1/30	9,430,000	9,536,088
Pike Corp. 5.5% 9/1/28 (d)	2,030,000	2,071,270
TerraForm Global, Inc. 6.125% 3/1/26 (d)	2,450,000	2,523,500
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)	2,000,000	2,058,600
4.75% 1/15/30 (d)	3,545,000	3,623,983
5% 1/31/28 (d)	1,610,000	1,691,651
The AES Corp.:
3.3% 7/15/25 (d)	34,000	36,270
3.95% 7/15/30 (d)	29,000	31,311
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	3,675,000	3,694,184
5.5% 9/1/26 (d)	1,440,000	1,486,717
5.625% 2/15/27 (d)	2,000,000	2,075,000
		157,805,156

TOTAL NONCONVERTIBLE BONDS		1,983,318,809

TOTAL CORPORATE BONDS
(Cost $1,923,590,316)		2,015,689,799
	Shares	Value

Common Stocks - 5.3%
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (c)(h)	32,168	396,631
Broadcasting - 0.0%
iHeartMedia, Inc. (h)	8,204	190,415
Chemicals - 0.1%
Corteva, Inc.	10,266	467,103
Dow, Inc.	10,266	702,400

TOTAL CHEMICALS		1,169,503

Energy - 3.2%
California Resources Corp. (h)	446,637	12,956,939
California Resources Corp. warrants 10/27/24 (h)	20,004	120,624
Chesapeake Energy Corp.	309,581	16,345,877
Chesapeake Energy Corp. (b)	2,990	149,978
Denbury, Inc. (h)	258,941	17,354,226
Denbury, Inc. warrants 9/18/25 (h)	118,677	4,152,508
EP Energy Corp. (c)	218,900	11,529,463
Forbes Energy Services Ltd. (h)	72,087	5,118
Jonah Energy Parent LLC (c)	425,801	6,387,015
Mesquite Energy, Inc. (c)	214,437	3,420,265
Noble Corp. (c)(h)	6,653	131,397
Noble Corp.:
warrants (c)(h)	27,051	189,357
warrants (c)(h)	27,051	162,306
Pacific Drilling SA (c)(h)	323,716	3
Superior Energy Services, Inc. Class A (c)	15,005	384,137
Tidewater, Inc.:
warrants 11/14/42 (h)	23,695	358,484
warrants 11/14/42 (h)	8,251	124,830
Tribune Resources, Inc. (c)(h)	182,155	140,259
Tribune Resources, Inc. warrants 3/30/23 (c)(h)	51,925	1

TOTAL ENERGY		73,912,787

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. (b)(c)	1,330,466	4,190,968
Food & Drug Retail - 0.5%
Southeastern Grocers, Inc. (b)(c)(h)	687,397	10,689,023
Tops Markets Corp. (c)(h)	2,955	1,038,860

TOTAL FOOD & DRUG RETAIL		11,727,883

Gaming - 0.5%
Boyd Gaming Corp. (h)	81,500	5,247,785
Caesars Entertainment, Inc. (h)	57,808	6,211,470
Studio City International Holdings Ltd. ADR (h)	28,000	309,336

TOTAL GAMING		11,768,591

Services - 0.2%
United Rentals, Inc. (h)	17,400	5,810,904
Technology - 0.1%
CDK Global, Inc.	45,206	2,366,082
Telecommunications - 0.2%
CUI Acquisition Corp. Class E (c)(h)	0	16,065
Frontier Communications Parent, Inc. (h)	200,563	5,010,064

TOTAL TELECOMMUNICATIONS		5,026,129

Utilities - 0.3%
NRG Energy, Inc.	60,111	1,932,569
Vistra Corp.	359,562	5,814,118

TOTAL UTILITIES		7,746,687

TOTAL COMMON STOCKS
(Cost $101,494,331)		124,306,580

Convertible Preferred Stocks - 0.3%
Utilities - 0.3%
PG&E Corp.
(Cost $6,993,013)	61,000	6,133,550
	Principal Amount	Value

Bank Loan Obligations - 3.6%
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7025% 2/1/27 (f)(g)(i)	1,081,963	1,070,126
Broadcasting - 0.1%
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (f)(g)(i)	1,215,498	1,215,753
Cable/Satellite TV - 0.5%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(g)(i)	10,658,091	10,624,838
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.591% 5/7/25 (f)(g)(i)	530,013	514,775
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8475% 10/1/25 (f)(g)(i)	840,096	832,392

TOTAL CHEMICALS		1,347,167

Consumer Products - 0.0%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(g)(i)	935,000	936,851
Diversified Financial Services - 0.1%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (c)(f)(i)	2,516,332	2,516,332
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4338% 3/1/25 (f)(g)(i)	259,876	258,792
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(g)(i)	382,028	382,028

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,157,152

Energy - 0.4%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8632% 11/3/25 (f)(g)(i)	1,169,086	1,145,120
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(g)(i)	1,246,429	1,231,161
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(i)	300,425	297,271
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.14% 3/1/26 (f)(g)(i)	8,371,738	6,052,766
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (a)(c)(g)(i)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (a)(c)(g)(i)	1,710,000	0

TOTAL ENERGY		8,726,318

Food & Drug Retail - 0.0%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (c)(f)(g)(i)	819,985	836,384
Gaming - 0.4%
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (f)(g)(i)	7,880,450	8,353,277
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3118% 9/15/23 (f)(g)(i)	621,997	620,858
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(g)(i)	1,244,850	1,235,514

TOTAL GAMING		10,209,649

Healthcare - 0.0%
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/27 (f)(g)(i)	434,229	435,046
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2025% 5/30/26 (f)(g)(i)	1,380,404	1,223,383
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (f)(g)(i)	1,405,366	1,436,467

TOTAL HOTELS		2,659,850

Insurance - 0.2%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 5/10/25 (f)(g)(i)	62,570	61,991
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 5/9/25 (f)(g)(i)	2,023,950	2,005,330
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(g)(i)	2,145,000	2,146,609
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2025% 5/16/24 (f)(g)(i)	443,900	440,153

TOTAL INSURANCE		4,654,083

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 7/31/24 (f)(g)(i)	43,538	42,783
Services - 0.8%
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(g)(i)	8,250,000	8,342,813
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(g)(i)	3,515,508	3,468,752
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3425% 11/30/25 (f)(g)(i)	3,071,900	3,069,996
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(i)	2,230,000	2,143,186
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(g)(i)	1,510,000	1,507,176

TOTAL SERVICES		18,531,923

Super Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (f)(g)(i)	6,164,550	6,206,161
Technology - 0.4%
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5618% 4/30/25 (f)(g)(i)	1,599,000	1,579,013
Endure Digital, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.25% 1/29/28 (f)(g)(i)	2,575,969	2,557,190
3 month U.S. LIBOR + 3.500% 4.25% 1/29/28 (f)(g)(i)	619,031	614,519
Epicor Software Corp. 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 7/31/28 (f)(g)(i)	1,945,000	1,996,543
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8425% 5/4/26 (f)(g)(i)	704,275	704,789
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(g)(i)	560,000	573,653
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 2/28/27 (f)(g)(i)	445,500	442,996

TOTAL TECHNOLOGY		8,468,703

Telecommunications - 0.2%
Altice France SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1548% 8/14/26 (f)(g)(i)	1,072,500	1,070,623
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(g)(i)	300,000	305,037
Tranche B-5, term loan 8.625% 1/2/24 (i)	300,000	304,821
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(g)(i)	3,265,723	3,282,052

TOTAL TELECOMMUNICATIONS		4,962,533

TOTAL BANK LOAN OBLIGATIONS
(Cost $88,776,285)		84,085,320

Preferred Securities - 1.9%
Banks & Thrifts - 1.7%
Bank of America Corp.:
4.3% (f)(j)	5,780,000	5,938,950
6.1% (f)(j)	3,690,000	4,153,049
6.25% (f)(j)	2,310,000	2,566,988
Citigroup, Inc. 5.95% (f)(j)	11,215,000	11,799,526
JPMorgan Chase & Co. 6% (f)(j)	11,680,000	12,359,959
Wells Fargo & Co. 5.9% (f)(j)	1,955,000	2,099,670

TOTAL BANKS & THRIFTS		38,918,142

Energy - 0.0%
MPLX LP 6.875% (f)(j)	1,270,000	1,279,525
Summit Midstream Partners LP 9.5% (f)(j)	204,000	134,640

TOTAL ENERGY		1,414,165

Insurance - 0.2%
Alliant Holdings Intermediate LLC 9.75% (c)(j)	4,000,000	3,940,000
TOTAL PREFERRED SECURITIES
(Cost $42,734,305)		44,272,307
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (c)(h)
(Cost $11,217)	11,217	11,217

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.03% (k)
(Cost $53,799,276)	53,788,518	53,799,276
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,217,398,743)		2,328,298,049
NET OTHER ASSETS (LIABILITIES) - 0.4%		9,109,017
NET ASSETS - 100%		$2,337,407,066

Legend

 (a) Non-income producing - Security is in default.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,486,213 or 1.2% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,369,055,401 or 58.6% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$28,315
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 4/15/21	$4,113,734
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$6,590,801
Southeastern Grocers, Inc.	6/1/18 - 4/26/19	$5,072,958

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,899
Total	$26,899

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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